Royalties (Narrative) (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Categories Of Royalty [Line Items]
Gross revenue royalty payable			5.00%
Growth and Sustainability Levy	1.00%	3.00%
Nkran [Member]
Categories Of Royalty [Line Items]
Additional net smelter return royalty payable			1.00%
Esaase [Member]
Categories Of Royalty [Line Items]
Additional net smelter return royalty payable			0.50%